                                                                   [STRONG LOGO]


     THE STRONG
     LIFE STAGE SERIES
----------------------------------------------------------------
     SEMI-ANNUAL REPORT o JUNE 30, 1999


The Strong Conservative Portfolio

The Strong Moderate Portfolio

The Strong Aggressive Portfolio


                 [PHOTO OF STRONG HEADQUARTERS IN BACKGROUND]

                            LETTER FROM THE CHAIRMAN

Dear Strong Investor,

Having just returned from a business trip to Indianapolis, I was telling a friend that almost everywhere I went--every freeway traveled, every side street ventured down--bulldozers, cranes and backhoes were hard at work.

Indianapolis, like most American cities we visit these days, is in the midst of a spectacular building boom. A sea of yellow construction equipment is washing over the nation's landscape.

It is the latest chapter in the unbelievable economic expansion that has blessed this country--almost without pause--since 1982. The signs of prosperity are everywhere:

     o    Highways jammed with people on their way to do business.

     o "Help Wanted" signs in more store windows than most of us have ever seen at one time.

     o Consumer confidence is at an all-time high. Shopping carts are stuffed with personal computers, printers, software and all sorts of related high-tech equipment transforming the lives of Americans.

     o Restaurants are packed almost every night of the week with people who have money to spend.

We are fortunate to be living in one of the greatest economic booms in recorded history. Likewise, we should be grateful for the opportunity to live in this incredibly prosperous time. We should also remember that nothing lasts forever.

The nation's economic engine is running near full capacity. After eight years of continuous growth, the American economy is beginning to overheat. It's that strain on the system that has Mr. Greenspan's Federal Reserve, which is responsible for managing the economy and keeping inflation at reasonable levels, obviously concerned.

The Fed's most powerful inflation-fighting tool is its ability to manage interest rates. Although it is a blunt instrument, raising interest rates is very effective in rapidly slowing the rate of growth in the economy. For example, when rates go up, it doesn't take long to see a drop in both the construction of new homes and the refinancing of mortgage loans. Likewise, it wouldn't be long before some of those bulldozers and backhoes in Indianapolis were sidelined.

The Federal Reserve has an awesome responsibility. While they want the economy to move ahead, they can't let their hopes override common sense. The Fed has become increasingly worried about excessive valuations in the stock market and the possibility that, left unchecked, a financial bubble could occur.

Make no mistake about it: Here at Strong, we are bullish on the long-term prospects for America. But, in the short term, expectations of what the stock market and the U.S. economy can continue to deliver seem inflated. For that reason, this could be a good time to complement your portfolio's stock holdings with more conservative money market and short-term bond funds.

                                                  /s/ Dick

                                   THE STRONG
                               LIFE STAGE SERIES
                                     ------
                       SEMI-ANNUAL REPORT o JUNE 30, 1999


                               TABLE OF CONTENTS

INVESTMENT REVIEW
     The Strong Life Stage Portfolios .................................2

FINANCIAL INFORMATION
     Schedules of Investments in Securities ...........................4
     Statements of Assets and Liabilities .............................5
     Statements of Operations .........................................6
     Statements of Changes in Net Assets ..............................7
     Notes to Financial Statements ....................................8

FINANCIAL HIGHLIGHTS .................................................10

                                   ==========
                        THE STRONG LIFE STAGE PORTFOLIOS
                        -----------==========-----------

PORTFOLIO
 HIGHLIGHTS

o The Strong Common Stock Fund was the strongest contributor to the portfolios' outperformance.

o The portfolios benefited significantly from their underweighted positions in the defensive consumer staple and healthcare sectors, which were notable as the only market sectors that actually declined during the period.

o The Strong Advantage and Short-Term Bond Funds were strong performers in the fixed-income portion of the portfolios.

--------------------------------------------------------------------------------

                                TOTAL RETURNS(1)
                                 As of 6-30-99

                             CONSERVATIVE PORTFOLIO
                              Since Inception 7.74%
                                  (on 12-31-98)

                               MODERATE PORTFOLIO
                              Since Inception 8.90%
                                  (on 12-31-98)

                              AGGRESSIVE PORTFOLIO
                             Since Inception 13.40%
                                  (on 12-31-98)

--------------------------------------------------------------------------------

INVESTMENT
PERSPECTIVES

In the six months since the inception of the Strong Life Stage Portfolios, all three delivered solid returns. The Conservative Portfolio posted a 7.74% return, the Moderate Portfolio 8.90%, and the Aggressive Portfolio returned 13.40%. In a strong market for stocks, all four of the component equity funds in the portfolio performed better than the benchmark S&P 500 Stock Index for the period. On the fixed-income side, all but one of the component funds exceeded the performance of the benchmark Lehman Brothers 1-3 Year Government/Corporate Bond Index.

As the strongest contributor on the equity side, the Strong Common Stock Fund benefited primarily from its overweighting in technology issues and advantageous stock selection within the sector. Energy stocks, particularly the oil service group, were also significant contributors to outperformance. The Strong Growth Fund was another particularly strong performer over this period. The Fund's substantial overweighting in technology issues and its near-zero exposure to the out-of-favor consumer staples sector during the period were drivers of performance.

In the fixed-income markets, an environment of rising bond yields and falling bond prices made for tough sledding. The Advantage Fund was a clear winner, easily outpacing the benchmark Lehman index thanks to its focus on very short maturity bonds and corresponding low interest rate sensitivity. The Short-Term Bond Fund also exceeded the return of the bond index, but by a lesser margin. In the Government Securities Fund, whose interest rate sensitivity is greater than that of the benchmark index, the declines in bond prices more than offset the income earned during the period.

                                                            --------------------
                                                                ...all three

                                                            portfolios delivered

                                                                solid returns.
                                                            --------------------

--------------------------------------------------------------------------------

1 Total Return is not annualized and measures aggregate change in the value of an investment in the Fund, assuming reinvestment of dividends and capital gains.

In anticipation of tightening moves by the Fed, bond investors pushed up yields on Treasury notes by about one and a quarter percentage points from late last year. Bond prices, which move in the opposite direction of yields, fell about 5% on average from year-end, more than wiping out interest income for the six-month period. The stock market's reaction to higher interest rates was muted as rising corporate earnings estimates have largely offset their impact. For the first time in several years, market action broadened out significantly in the second quarter to include the mid- and small-cap sectors.

We believe the key to the markets' future over the near term is the pace of economic growth. Unless the economy cools off, the Fed may be forced to raise interest rates again. While this is a potential negative for the stock market, stocks have shown they can withstand modest hikes in interest rates.

Thank you for your investment in the Strong Life Stage Portfolios.


                    GROWTH OF AN ASSUMED $10,000 INVESTMENT
                            From 12-30-98 to 6-30-99

[GRAPH]
                THE STRONG        THE STRONG     THE STRONG       S&P 500
               CONSERVATIVE        MODERATE      AGGRESSIVE        Stock
                 PORTFOLIO         PORTFOLIO      PORTFOLIO        Index*
12-98             10,000            10,000         10,000          10,000
1-99              10,260            10,330         10,470          10,418
2-99              10,120            10,120         10,180          10,094
3-99              10,410            10,540         10,720          10,498
4-99              10,571            10,610         10,960          10,905
5-99              10,480            10,450         10,740          10,647
6-99              10,774            10,890         11,340          11,238


This graph, prepared in accordance with SEC regulations, compares a $10,000 investment in each portfolio, made at its inception, with the performance of the Standard and Poor's 500 Stock Index ("S&P 500"). Results include the reinvestment of all dividends and capital gains distributions. Performance is historical and does not represent future results. Investment returns and principal value vary, and you may have a gain or loss when you sell shares.


--------------------------------------------------------------------------------

* The S&P 500 is an unmanaged index generally representative of the U.S. stock market. Source of the S&P index data is Standard & Poor's Micropal.


YOUR PORTFOLIOS'
 APPROACH

THE STRONG LIFE STAGE PORTFOLIOS CONSIST OF THREE DIVERSIFIED INVESTMENT PORTFOLIOS DESIGNED TO PURSUE EITHER CONSERVATIVE, MODERATE, OR AGGRESSIVE INVESTMENT OBJECTIVES BY INVESTING IN A COMBINATION OF STOCK, BOND, AND CASH INVESTMENTS. EACH PORTFOLIO IS COMMONLY REFERRED TO AS A "FUND OF FUNDS" BECAUSE ITS ASSETS ARE INVESTED IN A NUMBER OF OTHER STRONG MUTUAL FUNDS. THE FUNDS OFFER A "ONE-STOP" SOLUTION OF ASSET ALLOCATION, DIVERSIFICATION, AND SIMPLICITY, AND MAY APPEAL TO INVESTORS LOOKING TO SIMPLIFY THE INVESTMENT SELECTION PROCESS FOR THEIR RETIREMENT ACCOUNTS.

--------------------------------------------------------------------------------

MARKET
 HIGHLIGHTS

o In the fixed-income markets, an environment of rising bond yields and falling bond prices made for tough sledding.

o Deflationary fears were replaced by concern about inflation, with consumer confidence holding at record-high levels and showing no sign of slowing.

o At the end of the reporting period, the Federal Reserve decided to raise short-term interest rates by one-quarter point in response to economic reports showing remarkable strength in the U.S. economy. But the committee also changed their policy "bias" to neutral, suggesting that no further rate hikes are imminent, and markets rallied on the news.

SCHEDULES OF INVESTMENTS IN SECURITIES                 JUNE 30, 1999 (UNAUDITED)
--------------------------------------------------------------------------------

================================================================================
                         STRONG CONSERVATIVE PORTFOLIO
================================================================================
                                                     Shares or
                                                     Principal         Value
                                                       Amount        (Note 2)
--------------------------------------------------------------------------------
INVESTMENT COMPANY SECURITIES 94.9%
Strong Advantage Fund, Inc.                             76,637       $  761,005
Strong Blue Chip 100 Fund                               22,509          393,463
Strong Common Stock Fund, Inc.                          16,097          391,159
Strong Government Securities Fund, Inc.                 18,507          191,553
Strong Growth Fund                                      15,215          396,359
Strong Growth and Income Fund                           16,076          393,712
Strong Short-Term Bond Fund, Inc.                      120,407        1,145,066
--------------------------------------------------------------------------------
TOTAL INVESTMENT COMPANY SECURITIES (COST $3,590,427)                 3,672,317
--------------------------------------------------------------------------------

SHORT-TERM INVESTMENTS (a) 4.9%
COMMERCIAL PAPER
INTEREST BEARING, DUE UPON DEMAND
General Mills, Inc., 4.82%                            $    100              100
Warner Lambert Company, 4.91%                          169,900          169,900
Wisconsin Electric Power Company, 4.91%                 21,500           21,500
--------------------------------------------------------------------------------
TOTAL SHORT-TERM INVESTMENTS (COST $191,500)                            191,500
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
TOTAL INVESTMENTS IN SECURITIES (COST $3,781,927) 99.8%               3,863,817
Other Assets and Liabilities, Net 0.2%                                    9,011
--------------------------------------------------------------------------------
NET ASSETS 100.0%                                                    $3,872,828
================================================================================


================================================================================
                           STRONG MODERATE PORTFOLIO
================================================================================
                                                      Shares or
                                                      Principal         Value
                                                        Amount        (Note 2)
--------------------------------------------------------------------------------
INVESTMENT COMPANY SECURITIES 94.9%
Strong Advantage Fund, Inc.                            145,290      $ 1,442,731
Strong Blue Chip 100 Fund                              128,013        2,237,675
Strong Common Stock Fund, Inc.                          91,546        2,224,564
Strong Government Securities Fund, Inc.                140,347        1,452,591
Strong Growth Fund                                      86,529        2,254,068
Strong Growth and Income Fund                           91,428        2,239,068
Strong Short-Term Bond Fund, Inc.                      228,269        2,170,840
--------------------------------------------------------------------------------
TOTAL INVESTMENT COMPANY SECURITIES (COST $13,660,950)               14,021,537
--------------------------------------------------------------------------------

SHORT-TERM INVESTMENTS (a) 5.0%
COMMERCIAL PAPER
INTEREST BEARING, DUE UPON DEMAND
Pitney Bowes Credit Corporation, 4.82%                $572,600          572,600
Warner Lambert Company, 4.91%                           98,700           98,700
Wisconsin Electric Power Company, 4.91%                 60,400           60,400
--------------------------------------------------------------------------------
TOTAL SHORT-TERM INVESTMENTS (COST $731,700)                            731,700
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
TOTAL INVESTMENTS IN SECURITIES (COST $14,392,650) 99.9%             14,753,237
Other Assets and Liabilities, Net 0.1%                                   27,220
--------------------------------------------------------------------------------
NET ASSETS 100.0%                                                   $14,780,457
================================================================================


================================================================================
                          STRONG AGGRESSIVE PORTFOLIO
================================================================================
                                                      Shares or
                                                      Principal         Value
                                                        Amount        (Note 2)
--------------------------------------------------------------------------------
INVESTMENT COMPANY SECURITIES 96.6%
Strong Blue Chip 100 Fund                               41,771       $  730,159
Strong Common Stock Fund, Inc.                          29,088          706,830
Strong Government Securities Fund, Inc.                 32,695          338,392
Strong Growth Fund                                      28,325          737,862
Strong Growth and Income Fund                           29,324          718,143
Strong Short-Term Bond Fund, Inc.                       17,689          168,219
--------------------------------------------------------------------------------
TOTAL INVESTMENT COMPANY SECURITIES (COST $3,237,614)                 3,399,605
--------------------------------------------------------------------------------

SHORT-TERM INVESTMENTS (a) 3.3%
COMMERCIAL PAPER
INTEREST BEARING, DUE UPON DEMAND
General Mills, Inc., 4.82%                            $    100              100
Warner Lambert Company, 4.91%                          109,200          109,200
Wisconsin Electric Power Company, 4.91%                  6,500            6,500
--------------------------------------------------------------------------------
TOTAL SHORT-TERM INVESTMENTS (COST $115,800)                            115,800
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
TOTAL INVESTMENTS IN SECURITIES (COST $3,353,414) 99.9%               3,515,405
Other Assets and Liabilities, Net 0.1%                                    2,885
--------------------------------------------------------------------------------
NET ASSETS 100.0%                                                    $3,518,290
================================================================================



LEGEND
--------------------------------------------------------------------------------
(a) Short-term investments include any security which has a maturity of less than one year.

Percentages are stated as a percent of net assets.

See Notes to Financial Statements.


STATEMENTS OF ASSETS AND LIABILITIES
-----------------------------------------------------------------------------------------------------
June 30, 1999 (Unaudited)
                                                          STRONG           STRONG            STRONG
                                                       CONSERVATIVE       MODERATE         AGGRESSIVE
                                                         PORTFOLIO        PORTFOLIO         PORTFOLIO
                                                       ------------       ---------        ----------
ASSETS:
  Investments in Securities, at Value
    (Cost of $3,781,927, $14,392,650
      and $3,353,414, respectively)                     $3,863,817       $14,753,237       $3,515,405
  Dividends and Interest Receivable                          8,918            27,124            2,799
  Other Assets                                              20,663            15,963           15,953
                                                         ---------        ----------        ---------
  Total Assets                                           3,893,398        14,796,324        3,534,157

LIABILITIES:
  Accrued Operating Expenses and Other Liabilities          20,570            15,867           15,867
                                                        ----------       -----------       ----------
  Total Liabilities                                         20,570            15,867           15,867
                                                        ----------       -----------       ----------
NET ASSETS                                              $3,872,828       $14,780,457       $3,518,290
                                                        ==========       ===========       ==========
NET ASSETS CONSIST OF:
  Capital Stock (par value and paid-in capital)         $3,787,028       $14,369,275       $3,338,509
  Undistributed Net Investment Income                        2,316            71,921            9,690
  Accumulated Net Realized Gain (Loss)                       1,593           (21,326)           8,100
  Net Unrealized Appreciation                               81,891           360,587          161,991
                                                        ----------       -----------       ----------
  Net Assets                                            $3,872,828       $14,780,457       $3,518,290
                                                        ==========       ===========       ==========
Capital Shares Outstanding (Unlimited Number Authorized)   362,003         1,357,576          310,232

NET ASSET VALUE PER SHARE                                   $10.70            $10.89           $11.34
                                                            ======            ======           ======

                                        See Notes to Financial Statements.

                                                                                                    5


STATEMENTS OF OPERATIONS
----------------------------------------------------------------------------------------------------
For the Six Months Ended June 30, 1999 (Unaudited) (Note 1)
                                                       STRONG            STRONG            STRONG
                                                    CONSERVATIVE        MODERATE         AGGRESSIVE
                                                      PORTFOLIO         PORTFOLIO         PORTFOLIO
                                                    ------------        ---------        ----------

INCOME:
  Dividends                                            $ 19,464          $ 71,921          $  9,690

EXPENSES:
  Shareholder Servicing Costs (Note 3)                    1,380             7,964             2,255
  Custodian Fees                                          2,225            27,139             4,723
  Transfer Agency Fees                                      590             3,254               600
  Professional Fees                                       3,321             3,432             3,483
  Reports to Shareholders                                 3,100            17,278             3,149
  Federal and State Registration Fees                    18,921            20,635            17,074
  Other                                                     655               743               738
                                                        -------           -------           -------
  Total Expenses Before Waivers and Absorptions          30,192            80,445            32,022
  Expense Waivers and Absorptions by Advisor            (30,192)          (80,445)          (32,022)
                                                        -------           -------           -------
  Expenses, Net                                              --                --                --
                                                        -------           -------           -------
NET INVESTMENT INCOME                                    19,464            71,921             9,690

REALIZED AND UNREALIZED GAIN (LOSS):
   Net Realized Gain (Loss) on Investments                1,593           (21,326)            8,101
   Net Change in Unrealized Appreciation/
     Depreciation on Investments                         81,891           360,587           161,991
                                                         ------           -------           -------
NET GAIN ON INVESTMENTS                                  83,484           339,261           170,092
                                                         ------           -------           -------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS   $102,948          $411,182          $179,782
                                                       ========          ========          ========

                                  See Notes to Financial Statements.


STATEMENTS OF CHANGES IN NET ASSETS
---------------------------------------------------------------------------------------------------------------------------


                                                      STRONG CONSERVATIVE        STRONG MODERATE         STRONG AGGRESSIVE
                                                           PORTFOLIO                PORTFOLIO                PORTFOLIO
                                                     --------------------      --------------------    --------------------
                                                       Six Months Ended         Six Months Ended         Six Months Ended
                                                        June 30, 1999            June 30, 1999            June 30,1999
                                                     --------------------      --------------------    --------------------
                                                     (Unaudited) (Note 1)      (Unaudited) (Note 1)    (Unaudited) (Note 1)

OPERATIONS:
  Net Investment Income                                   $   19,464               $    71,921              $    9,690
  Net Realized Gain (Loss)                                     1,593                   (21,326)                  8,101
  Net Change in Unrealized Appreciation/Depreciation          81,891                   360,587                 161,991
  Net Increase in Net Assets Resulting from Operations       102,948                   411,182                 179,782
                                                          ----------               -----------              ----------
DISTRIBUTIONS FROM NET INVESTMENT INCOME                     (17,148)                       --                      --

CAPITAL SHARE TRANSACTIONS:
  Proceeds from Shares Sold                                4,061,488                15,376,002               4,441,434
  Proceeds from Reinvestment of Distributions                 16,662                        --                      --
  Payment for Shares Redeemed                               (325,122)               (1,039,727)             (1,135,926)
                                                          ----------               -----------              ----------
  Net Increase in Net Assets from Capital
    Share Transactions                                     3,753,028                14,336,275               3,305,508
                                                          ----------               -----------              ----------
TOTAL INCREASE IN NET ASSETS                               3,838,828                14,747,457               3,485,290

NET ASSETS:
  Beginning of Period                                         34,000                    33,000                  33,000
                                                          ----------               -----------              ----------
  End of Period                                           $3,872,828               $14,780,457              $3,518,290
                                                          ==========               ===========              ==========

TRANSACTIONS IN SHARES OF THE PORTFOLIO:
  Sold                                                       388,065                 1,453,003                 411,306
  Issued in Reinvestment of Distributions                      1,592                        --                      --
  Redeemed                                                   (31,054)                  (98,727)               (104,374)
                                                             -------                 ---------                --------
  Net Increase in Shares of the Portfolio                    358,603                 1,354,276                 306,932
                                                             =======                 =========                 =======

                                                  See Notes to Financial Statements.
                                                                                                                     7

NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------
June 30, 1999 (Unaudited)

1.   ORGANIZATION
     The accompanying financial statements represent Strong Life Stage Series, Inc., an open-end series management company registered under the Investment Company Act of 1940, as amended. Strong Life Stage Series, Inc. includes the following diversified investment portfolios (the "Portfolios"), each with its own investment objectives and policies: Strong Conservative Portfolio, Strong Moderate Portfolio, and Strong Aggressive Portfolio. Each Portfolio commenced operations on January 4, 1999.

     Each Portfolio invests substantially all of its assets in the following underlying funds: Strong Growth Fund, Strong Common Stock Fund, Strong Growth and Income Fund, Strong Blue Chip 100 Fund, Strong Heritage Money Fund, Strong Advantage Fund, Strong Short-Term Bond Fund, and Strong Government Securities Fund.

2.   SIGNIFICANT ACCOUNTING POLICIES
     The following is a summary of significant accounting policies followed by the Portfolios in the preparation of their financial statements.

     (A) Security Valuation -- Each Portfolio's investment in the underlying funds is valued at the closing net asset value per share of each fund determined at the close of the New York Stock Exchange on the day of valuation.

     (B) Federal Income and Excise Taxes and Distributions to Shareholders -- The Portfolios intend to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of their taxable income to their shareholders in a manner which results in no tax cost to the Portfolios. Therefore, no federal income or excise tax provision is required.

          The  character  of  distributions   made  during  the  year  from  net
          investment income or net realized gains for financial statement purposes may differ from the characterization for federal income tax purposes due to differences in the recognition of income and expense items for financial statement and tax purposes. Where appropriate, reclassifications between net asset accounts are made for such differences that are permanent in nature.

          The Conservative Portfolio generally pays dividends from net investment income quarterly. The Moderate and Aggressive Portfolios generally pay dividends from net investment income annually. All Portfolios distribute any net realized capital gains annually.

     (C) Realized Gains and Losses on Investment Transactions -- Investment security transactions are recorded as of the trade date. Gains or losses realized on investment transactions are determined by comparing the identified cost of the security lot sold with the net sales proceeds.

     (D) Use of Estimates -- The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts in these financial statements. Actual results could differ from those estimates.

     (E) Other -- Income and capital gain distributions from the underlying funds and distributions to Portfolio shareholders are recorded on the ex-dividend date.

3.   RELATED PARTY TRANSACTIONS
     Strong Capital Management, Inc. ("Strong"), with whom certain officers and directors of the Portfolios are affiliated, is the Portfolios' shareholder servicing agent and transfer and dividend-disbursing agent. Strong also serves as the underlying funds' investment advisor. The Portfolios do not pay management fees; however, Strong receives management fees from managing the underlying funds. Certain expenses will be waived or absorbed by Strong if the Portfolio's operating expenses exceed 2% of the average daily net assets of the Portfolio. Strong may also voluntarily waive its administrative fees and/or absorb certain expenses for a Portfolio. During the six months ended June 30, 1999, Strong voluntarily waived expenses of $11,348, $64,516 and $18,285 for the Conservative, Moderate and Aggressive Portfolios, respectively. Shareholder recordkeeping and related service fees are based on contractually established rates for each open and closed shareholder account. Strong is compensated for certain other services related to costs incurred for reports to shareholders.

     Certain information regarding related party transactions, excluding the effects of waivers and absorptions, for the six months ended June 30, 1999, is as follows:

                                             Shareholder
                                         Servicing and Other      Unaffiliated
                                               Expenses            Directors'
                                           Paid to Advisor            Fees
                                         -------------------      ------------

     STRONG CONSERVATIVE PORTFOLIO             $1,382                 $750
     STRONG MODERATE PORTFOLIO                  7,971                  750
     STRONG AGGRESSIVE PORTFOLIO                2,268                  750

--------------------------------------------------------------------------------

4.   ORGANIZATION AND PREPAID INITIAL REGISTRATION EXPENSES
     Expenses incurred in connection with the organization and the initial public offering of shares were paid directly by Strong and Strong has voluntarily agreed to absorb all organizational expenses of the Portfolios. During the period from October 22, 1998 (incorporation) to June 30, 1999, organization expenses were $20,570 for the Conservative Portfolio and $15,867 for each of the Moderate and Aggressive Portfolios. Prepaid initial registration fees and blue sky expenses were paid by and will be reimbursed to Strong and are deferred and amortized over the period of benefit not to exceed twelve months.

5.   INVESTMENT TRANSACTIONS
     The aggregate purchases and sales of the underlying funds during the six months ended June 30, 1999, were as follows:

                                              Purchases            Sales
                                             -----------        ----------
     STRONG CONSERVATIVE PORTFOLIO           $ 4,067,248        $  472,786
     STRONG MODERATE PORTFOLIO                15,462,705         1,773,474
     STRONG AGGRESSIVE PORTFOLIO               3,593,839           343,800

6.   INCOME TAX INFORMATION
     At June 30, 1999, the investment cost and gross unrealized appreciation and depreciation on investments for federal income tax purposes were as follows:

                                          Federal Tax      Unrealized      Unrealized         Net
                                             Cost        Appreciation    Depreciation   Appreciation
                                         -----------     ------------    ------------   ------------
     STRONG CONSERVATIVE PORTFOLIO       $ 3,786,117      $ 86,870         $ 9,170        $ 77,700
     STRONG MODERATE PORTFOLIO            14,422,484       405,077          74,324         330,753
     STRONG AGGRESSIVE PORTFOLIO           3,366,197       167,489          18,281         149,208


                                                                                                   9

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------
STRONG CONSERVATIVE PORTFOLIO
---------------------------------------------------------------------
                                                         Period Ended
                                                         ------------
                                                           June 30,
SELECTED PER-SHARE DATA(a)                                 1999(b)
---------------------------------------------------------------------
Net Asset Value, Beginning of Period                       $10.00

Income From Investment Operations
  Net Investment Income                                     0.08
  Net Realized and Unrealized Gains on Investments          0.69
---------------------------------------------------------------------
  Total from Investment Operations                          0.77

Less Distributions
  From Net Investment Income                               (0.07)
---------------------------------------------------------------------
  Total Distributions                                      (0.07)
---------------------------------------------------------------------
Net Asset Value, End of Period                            $10.70
=====================================================================

Ratios and Supplemental Data
---------------------------------------------------------------------
  Total Return                                             +7.7%
  Net Assets, End of Period (In Thousands)                $3,873
  Ratio of Expenses to Average Net Assets without
    Waivers and Absorptions                                 2.0%*
  Ratio of Expenses to Average Net Assets                   0.0%*
  Ratio of Net Investment Income to Average Net Assets      3.4%*
  Portfolio Turnover Rate                                  33.7%



STRONG MODERATE PORTFOLIO
---------------------------------------------------------------------
                                                         Period Ended
                                                         ------------
                                                           June 30,
SELECTED PER-SHARE DATA(a)                                 1999(b)
---------------------------------------------------------------------
Net Asset Value, Beginning of Period                       $10.00

Income From Investment Operations
  Net Investment Income                                      0.05
  Net Realized and Unrealized Gains on Investments           0.84
---------------------------------------------------------------------
  Total from Investment Operations                           0.89

Less Distributions
  From Net Investment Income                                   --
---------------------------------------------------------------------
  Total Distributions                                          --
---------------------------------------------------------------------
Net Asset Value, End of Period                             $10.89
=====================================================================

Ratios and Supplemental Data
---------------------------------------------------------------------
  Total Return                                              +8.9%
  Net Assets, End of Period (In Thousands)                $14,780
  Ratio of Expenses to Average Net Assets without
    Waivers and Absorptions                                  2.0%*
  Ratio of Expenses to Average Net Assets                    0.0%*
  Ratio of Net Investment Income to Average Net Assets       2.2%*
  Portfolio Turnover Rate                                   26.9%


  *  Calculated on an annualized basis.
(a) Information presented relates to a share of capital stock of the Portfolio outstanding for the entire period.
(b) For the period from December 31, 1998 (inception) to June 30, 1999 (unaudited).


                       See Notes to Financial Statements.
10

--------------------------------------------------------------------------------
STRONG AGGRESSIVE PORTFOLIO
---------------------------------------------------------------------
                                                         Period Ended
                                                         ------------
                                                           June 30,
SELECTED PER-SHARE DATA(a)                                 1999(b)
---------------------------------------------------------------------
Net Asset Value, Beginning of Period                       $10.00

Income From Investment Operations
  Net Investment Income                                      0.03
  Net Realized and Unrealized Gains on Investments           1.31
---------------------------------------------------------------------
  Total from Investment Operations                           1.34

Less Distributions
  From Net Investment Income                                   --
---------------------------------------------------------------------
  Total Distributions                                          --
---------------------------------------------------------------------
Net Asset Value, End of Period                             $11.34
=====================================================================

Ratios and Supplemental Data
---------------------------------------------------------------------
  Total Return                                             +13.4%
  Net Assets, End of Period (In Thousands)                 $3,518
  Ratio of Expenses to Average Net Assets without
    Waivers and Absorptions                                  2.0%*
  Ratio of Expenses to Average Net Assets                    0.0%*
  Ratio of Net Investment Income to Average Net Assets       1.0%*
  Portfolio Turnover Rate                                   17.5%


  *  Calculated on an annualized basis.
(a) Information presented relates to a share of capital stock of the Portfolio outstanding for the entire period.
(b) For the period from December 31, 1998 (inception) to June 30, 1999 (unaudited).

                       See Notes to Financial Statements
                                                                              11

NOTES
--------------------------------------------------------------------------------

                                    DIRECTORS
                                Richard S. Strong
                                 Willie D. Davis
                                 Stanley Kritzik
                                Marvin E. Nevins
                                 William F. Vogt

                                    OFFICERS
                    Richard S. Strong, Chairman of the Board
                          Mary F. Hoppa, Vice President
                         John S. Weitzer, Vice President
              Stephen J. Shenkenberg, Vice President and Secretary
                            John W. Widmer, Treasurer

                                   DISTRIBUTOR
                            Strong Investments, Inc.
                    P.O. Box 2936, Milwaukee, Wisconsin 53201

                                    CUSTODIAN
                          Firstar Bank Milwaukee, N.A.
                    P.O. Box 701, Milwaukee, Wisconsin 53201

                  TRANSFER AGENT AND DIVIDEND-DISBURSING AGENT
                         Strong Capital Management, Inc.
                   P.O. Box 2936, Milwaukee, Wisconsin 53201

                             INDEPENDENT ACCOUNTANTS
                          PricewaterhouseCoopers L.L.P.
              100 East Wisconsin Avenue, Milwaukee, Wisconsin 53202

                                  LEGAL COUNSEL
                              Godfrey & Kahn, S.C.
               780 North Water Street, Milwaukee, Wisconsin 53202

For a prospectus containing more complete information, including management fees and expenses, please call 1-800-368-1030. Please read it carefully before investing or sending money. This report does not constitute an offer for the sale of securities. Strong Funds are offered for sale by prospectus only.


                             [PICTURE OF TELEPHONE]
                        To order a free prospectus kit,
                              CALL 1-800-368-1030.

                         To learn more about our funds,
                          discuss an existing account,
                           or conduct a transaction,
                              CALL 1-800-368-3863.

                              --------------------

                                  If you are a
                            Financial Professional,
                              CALL 1-800-368-1683



                    [PICTURE OF STRONG WEB SITE ON COMPUTER]
                                 Strong On-line
                               www.strongfunds.com




                                  [STRONG LOGO]

                                  STRONG FUNDS
                   P.O. Box 2936 o Milwaukee, Wisconsin 53201
                       Strong Investments, Inc. 12424H99                   SLIF